Capital management policies and procedures (Details) $ in Thousands	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)
Capital management policies and procedures [Abstract]
Stockholders' equity	$ 1,801,024	$ 1,819,098	$ 2,247,408	$ 2,422,792
Cash and cash equivalents	(96,792)	(87,770)
Stockholders' equity, net	1,704,232	1,731,328
Total financial debt	67,505	122,707
Leasing liabilities	287,075	409,875
Overall financing	$ 354,580	$ 532,582
Capital-to-overall financing ratio	4.81	3.25